Document and Entity Information	Sep. 30, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 30, 2022
Entity Registrant Name	Atlassian Corporation Plc
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37651
Entity Tax Identification Number	88-3940934
Entity Address, Address Line One	350 Bush Street
Entity Address, Address Line Two	Floor 13
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	415
Local Phone Number	701-1110
Entity Information, Former Legal or Registered Name	Atlassian Corporation Plc
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.00001 per share
Trading Symbol	TEAM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--06-30
Entity Central Index Key	0001650372
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	Exchange House
Entity Address, Address Line Two	Primrose Street, London
Entity Address, Address Line Three	c/o Herbert Smith Freehills LLP
Entity Address, City or Town	London EC2A 2EG United Kingdom c/o Herbert Smith Freehills LLP
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC2A 2EG